Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 1,017	$ 13	₨ 864
Non-current portion
Non-current portion of non-current borrowings		5,746	$ 76	6,299
Obligations Under Leases [Member]
Current portion
Current lease liabilities		1,017		864
Non-current portion
Non-current lease liabilities		1,946		2,499
Non-convertible debentures by the APSL subsidiary [Member]
Current portion
Current portion of non-current borrowings	[1]	0		0
Non-current portion
Non-current portion of non-current borrowings	[1]	₨ 3,800		₨ 3,800

[1]	APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.